GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (Sellers, USD $)	1 Months Ended
	May 31, 2007	Mar. 31, 2009
Business acquisition
Contingent payments		$ 4,000,000
MCFC
Business acquisition
Cash paid	68,800,000
Shares of common stock issued as a part of consideration	882,353
Contingent payments		5,000,000
Total purchase price		90,229,762
CBD
Business acquisition
Contingent payments		$ 1,000,000